The Victory Portfolios
                               3435 Stelzer Road
                              Columbus, Ohio 43219

                               February 28, 2001

VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W., Judiciary Plaza
Washington, D.C. 20549

               Re:    The Victory Portfolios
                      File Nos. 33-8982; 811-4852
                      ----------------------------

Ladies and Gentlemen:

     On behalf of The Victory Portfolios ("Registrant") and pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "Securities Act"), I hereby certify that (i) the prospectuses and statement of additional information contained in Post-Effective Amendment No. 61 to Registrant's Registration Statement on Form N-1A, filed on February 23, 2001, constituting the most recent amendment to this Registration Statement ("the Amendment"), that would have been filed pursuant to Rule 497(c) under the Securities Act would not have differed from that contained in the Amendment, and (ii) the text of the Amendment was filed electronically with the Securities and Exchange Commission on February 23, 2001, accession number 0000922423-99-000239.

     If you have any questions or comments regarding this filing, please call S. Elliott Cohan at (212) 715-9512.

                                            Very truly yours,


                                            The Victory Portfolios

                                            By: /s/  Joel B. Engle
                                               -------------------------------
                                               Joel B. Engle
                                               Treasurer